STOCK BASED COMPENSATION - Schedule of Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Shares, Begining Balance	4,562	22,213
Number of Shares, RSUs granted		45,725
Number of Shares, RSUs vested	(1,869)	(52,789)
Number of Shares, RSUs forfeited	(275)	(10,587)
Number of Shares, Ending Balance	2,418	4,562
RSUs Weighted-Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Begining Balalce	$ 223.07	$ 208.8
Weighted Average Grant Date Fair Value, RSUs Granted		5.38
Weighted Average Grant Date Fair Value, RSUs Vested	223.21	24.33
Weighted Average Grant Date Fair Value, RSUs Forfeited	36.42	94.46
Weighted Average Grant Date Fair Value, Ending Balance	$ 244.19	$ 223.07